Accounts Receivable, Net and Accounts Receivable-Related Parties, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE-RELATED PARTIES, NET

Note 5 – ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE-RELATED PARTIES, NET

Accounts receivable, net consisted of the following:

	December 31, 2022	December 31, 2021
Accounts receivable	$58,739	$56,056
Less: Allowance for credit losses	(29,421)	(19,221)
Accounts receivable, net	$29,318	$36,835

The changes in allowance for credit losses consisted of the following:

	For the Years Ended December 31,
	2022	2021	2020
Balance, beginning of the year	$19,221	$16,656	$612,249
Provision for credit losses	11,642	2,168	15,757
Write-off uncollectable accounts receivable	-	-	(612,249)
Translation adjustment	(1,442)	397	899
Balance, end of the year	$29,421	$19,221	$16,656